Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 – RELATED PARTY TRANSACTIONS

The Company records transactions with various related parties. These related party balances as of December 31, 2025 and 2024 and transactions for the years ended December 31, 2025, 2024 and 2023 are identified as follows:

(1)	Related parties

Name of Related Party	Relationship to the Company
Mr. Hengfang Li*	Former Chief Executive Officer and former Chairman of the board of directors of ReTo prior to May 25, 2025; shareholder of the Company.
Mr. Xiaojun Zou	Chief Executive Officer and Chairman of Dirong
Mr. Lap Cheong Chan	A shareholder of MMB and ReTo
Shexian Ruibo Environmental Science and Technology Co., Ltd. (“Shexian Ruibo”)	Mr. Hengfang Li is the Chairman of the board of directors of Shexian Ruibo
Shexian Ruida Environmental Science and Technology Co., Ltd. (“Shexian Ruida”)	An entity controlled by Shexian Ruibo
Q Green Techcon Private Limited	A non-controlling shareholder of disposed subsidiary, until December 31, 2025

*	On May 25, 2025, Mr. Hengfang Li resigned as the Chief Executive Officer and a director of the Company.

(2)	Due from related parties

As of December 31, 2025 and 2024, the balance due from related parties was as follows:

	As of December 31, 2025	As of December 31, 2024
Mr. Hengfang Li	$-	$24,048

(3)	Sales to related party

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Q Green Techcon Private Limited	$-	$229,600	$--

(4)	Due to related parties

	As of December, 2025	As of December 31, 2024
Mr. Hengfang Li	$606,862	$-
Mr. Lap Cheong Chan	1,070,111	-
Mr. Xiaojun Zou	14,872	-
	$1,691,845	$-

For the year ended December 31, 2025, the above related parties paid certain business expenses on behalf of the Company. The Company expects to repay the amount by December 31, 2026.